World Omni Auto Receivables Trust 2014-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2016

Dates Covered
Collections Period	01/01/16 - 01/31/16
Interest Accrual Period	01/15/16 - 02/15/16
30/360 Days	30
Actual/360 Days	32
Distribution Date	02/16/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/15	375,894,213.25	23,540
Yield Supplement Overcollateralization Amount at 12/31/15	6,438,095.06	0
Receivables Balance at 12/31/15	382,332,308.31	23,540
Principal Payments	15,353,738.71	574
Defaulted Receivables	770,319.44	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/16	6,043,139.08	0
Pool Balance at 01/31/16	360,165,111.08	22,923

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	41.21%

Prepayment ABS Speed	1.37%

Overcollateralization Target Amount	16,207,430.00
Actual Overcollateralization	16,207,430.00

Weighted Average APR	3.59%
Weighted Average APR, Yield Adjusted	4.63%
Weighted Average Remaining Term	43.61

Delinquent Receivables:
Past Due 31-60 days	6,125,344.86	339
Past Due 61-90 days	2,268,851.47	123
Past Due 91-120 days	375,819.56	28
Past Due 121 + days	0.00	0
Total	8,770,015.89	490

Total 31+ Delinquent as % Ending Pool Balance	2.43%

Recoveries	381,878.58

Aggregate Net Losses/(Gains) - January 2016	388,440.86

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Loss Ratio	1.22%
Prior Period Net Loss Ratio	1.42%
Second Prior Period Net Loss Ratio	1.42%
Third Prior Period Net Loss Ratio	1.18%
Four Month Average	1.31%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.04%

Flow of Funds	$ Amount

Collections	16,880,233.49
Advances	4,786.01
Investment Earnings on Cash Accounts	2,394.00
Servicing Fee	(318,610.26)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,568,803.24

Distributions of Available Funds
(1) Class A Interest	317,566.20
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,021,292.57
(7) Distribution to Certificateholders	1,203,229.47
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,568,803.24

Servicing Fee	318,610.26
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 01/15/16	358,978,973.65
Principal Paid	15,021,292.57
Note Balance @ 02/16/16	343,957,681.08

Class A-1
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-2
Note Balance @ 01/15/16	0.00
Principal Paid	0.00
Note Balance @ 02/16/16	0.00
Note Factor @ 02/16/16	0.0000000%

Class A-3
Note Balance @ 01/15/16	238,828,973.65
Principal Paid	15,021,292.57
Note Balance @ 02/16/16	223,807,681.08
Note Factor @ 02/16/16	87.0847008%

Class A-4
Note Balance @ 01/15/16	102,340,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	102,340,000.00
Note Factor @ 02/16/16	100.0000000%

Class B
Note Balance @ 01/15/16	17,810,000.00
Principal Paid	0.00
Note Balance @ 02/16/16	17,810,000.00
Note Factor @ 02/16/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	344,281.20
Total Principal Paid	15,021,292.57
Total Paid	15,365,573.77

Class A-1
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.94000%
Interest Paid	187,082.70
Principal Paid	15,021,292.57
Total Paid to A-3 Holders	15,208,375.27

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4054421
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.6897987
Total Distribution Amount	18.0952408

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.7279482
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	58.4486092
Total A-3 Distribution Amount	59.1765574

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/15	72,293.23
Balance as of 01/31/16	77,079.24
Change	4,786.01

Reserve Account
Balance as of 01/15/16	2,171,744.40
Investment Earnings	276.83
Investment Earnings Paid	(276.83)
Deposit/(Withdrawal)	-
Balance as of 02/16/16	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40